Other Liabilities and Liabilities Directly Associated With Non-Current Assets Held for Sale - Schedule of Other Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Mar. 27, 2018	Dec. 31, 2017
Other liabilities and liabilities directly associated with non current assets held for sale [abstract]
Accounts and notes payable	$ 317,703		$ 348,036
Dividends payable	270	$ 51,614	703
Unearned income	9,089		7,850
Valuation adjustment for hedge accounting	2,102		3,091
Payables due to brokerage transactions	75,872		21,933
Collateral for financial transactions (threshold)	91,223		79,589
Other liabilities	25,536		2,233
Totals	$ 521,795		$ 463,435